Commitments and Contingencies (Details)	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 323,000
2018	304,000
2019	225,000
2020	232,000
2021	177,000
Total	$ 1,261,000